INTERESTS IN OTHER ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2025	2024
	£m	£m
Subsidiaries	—	—
Joint Ventures	293	289
	293	289